Loans Due From Third Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	$ 1,325
Trade receivables	13,652,095,000,000
Non-interest bearing			$ 540,000
Net provision	$ 12,014,000	$ 53,191,000
Description of loan balance	As of June 30, 2022, loan of $7,527,209 aged between 180 ~ 365 days, and loan of $7,654,409 aged over one year.
Minimum [Member]
Loans Due From Third Parties (Details) [Line Items]
Interest rate, percentage	4.35%		7.00%
Trade receivables			$ 5,306,798,000,000
Maximum [Member]
Loans Due From Third Parties (Details) [Line Items]
Interest rate, percentage	14.00%		14.00%
Trade receivables			$ 6,622,101,000,000
One Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	$ 9,268,285,000,000		11,807,096,000,000
Two Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	6,300,294		6,622,101,000,000
Three Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	5,695,645		$ 5,306,798,000,000
Four Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	149,296
Five Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	$ 5,054,135